Cover	Dec. 13, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 13, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41164
Entity Registrant Name	AleAnna, Inc.
Entity Central Index Key	0001845123
Entity Tax Identification Number	98-1582153
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Crescent Court
Entity Address, Address Line Two	Suite 1860
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(469)
Local Phone Number	396-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	ANNA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	ANNAW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Swiftmerge Acquisition Corp.
Entity Address, Address Line Two	Executive Suite
Entity Address, Address Line Three	4318 Forman Ave
Entity Address, City or Town	Toluca Lake
Entity Address, State or Province	CA